UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [_]; Amendment Number:
                                              ---------
  This Amendment (Check only one.):         [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        JGD Management Corp.
Address:     767 Fifth Avenue
             17th Floor
             New York, NY 10153

Form 13F File Number: 28-05440
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Adam J. Semler
Title:       Chief Financial Officer
Phone:       (212) 300-1300

Signature, Place, and Date of Signing:

   /s/ Adam J. Semler           New York, New York         November 14, 2008
-------------------------  ----------------------------    -----------------
     [Signature]                   [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            --------------------

Form 13F Information Table Entry Total:             79
                                            --------------------

Form 13F Information Table Value Total:          $2,414,891      (thousands)
                                            --------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13 INFORMATION TABLE

          COLUMN 1               COLUMN 2        COLUMN 3  COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                            VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP    (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
AK STEEL HOLDING CORP              COMMON       001547108  242,632   9,360,816  SH           SOLE                 X
ANHEUSER-BUSCH COS INC             COMMON       035229103  354,339   5,461,453  SH           SOLE                 X
CALPINE CORP                       COMMON       131347304    8,348     642,181  SH           SOLE                 X
CITIZENS REPUBLIC BANCORP
  INC                              COMMON       174420109   23,436   7,609,060  SH           SOLE                 X
CNH GLOBAL N.V.                    COMMON       2534778     28,652   1,300,000  SH           SOLE                 X
DR PEPPER SNAPPLE GROUP INC        COMMON       26138E109   42,698   1,612,480  SH           SOLE                 X
EASYLINK SERVICES
  INTERNATIONAL                    COMMON       277858106    2,022     614,679  SH           SOLE                 X
EXXON MOBIL CORP                   COMMON       30231G102      323       4,164  SH           SOLE                 X
FOCUS MEDIA HOLDING- ADR           COMMON       34415V109   16,348     573,400  SH           SOLE                 X
LIBERTY MEDIA CORP - ENT
  SER A                            COMMON       53071M500   94,579   3,787,723  SH           SOLE                 X
MIRANT CORP                        COMMON       60467R100    2,771     151,497  SH           SOLE                 X
QAD INC                            COMMON       74727D108   14,624   2,113,315  SH           SOLE                 X
QUALCOMM INC                       COMMON       747525103   27,678     644,130  SH           SOLE                 X
SHIRE PHARMACEUTICALS              COMMON       82481R106   69,263   1,450,532  SH           SOLE                 X
SINA CORP ORD                      COMMON       G81477104   10,447     296,800  SH           SOLE                 X
SLM HLDG CORP                      COMMON       78442P106   16,500   1,337,075  SH           SOLE                 X
THE DIRECTV GROUP INC              COMMON       25459L106   89,928   3,434,977  SH           SOLE                 X
W R GRACE & CO-DEL NEW             COMMON       38388F108    6,334     418,900  SH           SOLE                 X
CROWN CORK & SEAL INC              COMMON       228368106    7,130     321,048  SH           SOLE                 X
GILAT SATELLITE NETWORKS
  LTD                              COMMON       M51474118   42,614   8,121,651  SH           SOLE                 X
RCN CORP                           COMMON       749361200  100,824   8,223,841  SH           SOLE                 X
SUN AMERICAN BANCORP               COMMON       86664A202    3,316   1,305,700  SH           SOLE                 X
NATIONAL CITY CORP- RSTD           COMMON       635405103   90,835  51,905,610  SH           SOLE                 X
BANK OF IRELAND-SPONS ADR          COMMON       46267Q103      757      33,378  SH           SOLE                 X
FRESENIUS KABI PHARMA-CVR          COMMON       358029106      294     452,000  SH           SOLE                 X
GENERAL ELEC CO                    COMMON       369604103      202       7,902  SH           SOLE                 X
LORILLARD INC                      COMMON       544147101    2,684      37,730  SH           SOLE                 X
MILLICOM INTL CELLULAR S.A.        COMMON       L6388F110   30,902     450,000  SH           SOLE                 X
ORACLE CORP                        COMMON       68389X105    8,187     403,123  SH           SOLE                 X
ROCKWELL                           COMMON       773903109   65,435   1,752,422  SH           SOLE                 X
UNUM GROUP                         COMMON       91529Y106  122,624   4,885,432  SH           SOLE                 X
WR BERKLEY CORP                    COMMON       084423102   41,314   1,754,300  SH           SOLE                 X
ISHARES DJ US REAL ESTATE          COMMON       464287739   54,439     878,750  SH           SOLE                 X
SPDR TR UNIT SER 1                 COMMON       78462F103   57,995     499,999  SH           SOLE                 X
ALPHARMA INC-CL A                  COMMON       020813101   95,225   2,581,327  SH           SOLE                 X
BARR LABS INC                      COMMON       068306109   44,082     675,070  SH           SOLE                 X
BROCADE COMMUNICATIONS
  SYSTEMS                          COMMON       111621306      106      18,140  SH           SOLE                 X
DRS TECHNOLOGIES INC               COMMON       23330X100   15,350     200,000  SH           SOLE                 X
GENENTECH INC                      COMMON       368710406   69,188     780,200  SH           SOLE                 X
HUNTSMAN CORP                      COMMON       447011107   12,600   1,000,000  SH           SOLE                 X
IMCLONE SYS INC                    COMMON       45245W109   48,163     771,845  SH           SOLE                 X
INTL RECTIFIER CORP                COMMON       460254105   10,956     576,000  SH           SOLE                 X
PHILADELPHIA CONS HLDS             COMMON       717528103   52,778     901,104  SH           SOLE                 X
ROHM & HAAS                        COMMON       775371107   54,285     775,500  SH           SOLE                 X
UST INC                            COMMON       902911956   63,830     959,275  SH           SOLE                 X
ARROWHEAD RESEARCH                 COMMON       042797100      540     519,030  SH           SOLE                 X
NAVISTAR INTERNATIONAL CORP        COMMON       63934E108  164,847   3,042,578  SH           SOLE                 X
BCE INC                            COMMON       05534B760   17,241     500,000  SH           SOLE                 X
MYLAN INC PFD STOCK 6.50%
  11/15/10 SERIES                  PREFERRED    628530206    5,495       7,000  SH           SOLE                 X
ALPHA NATURAL CALL OPT
  80.0000 12202008                 CALL OPTION  02076X902      748       3,741  SH  CALL     SOLE                 X
AON CORP CALL OPT 45.0000
  10182008                         CALL OPTION  037389903    1,759       8,882  SH  CALL     SOLE                 X
ARCELOR MITTAL CALL OPT
  80.00 01172009                   CALL OPTION  03938L904      368       3,000  SH  CALL     SOLE                 X
CHUBB CORP CALL OPT
  55.0000 01172009                 CALL OPTION  171232901    4,046       8,609  SH  CALL     SOLE                 X
CIA VALE DO ADR CALL OPT
  25.00 10182008                   CALL OPTION  204412909      336      28,000  SH  CALL     SOLE                 X
CIA VALE DO RIO CALL OPT
  25.0000 01172009                 CALL OPTION  204412909      200       2,000  SH  CALL     SOLE                 X
CSX CORP CALL OPT 60.0000
  01172009                         CALL OPTION  126408903    2,531       6,296  SH  CALL     SOLE                 X
HESS CORP CALL OPT 100.00
  01162010                         CALL OPTION  42809H907   13,643       9,281  SH  CALL     SOLE                 X
HUNTSMAN CORP CALL OPT
  15.00 11222008                   CALL OPTION  447011907      420       2,000  SH  CALL     SOLE                 X
IMCLONE SYSTEMS CALL OPT
  70.00 10182008                   CALL OPTION  45245W909      402      10,048  SH  CALL     SOLE                 X
MARATHON OIL CALL OPT
  50.00 10182008                   CALL OPTION  565849906      173       5,750  SH  CALL     SOLE                 X
MARTIN MARIETTA CALL OPT
  110.000 01172009                 CALL OPTION  573284906    8,406       5,423  SH  CALL     SOLE                 X
MARTIN MARIETTA CALL OPT
  130.0000 01172009                CALL OPTION  573284906    1,240       1,363  SH  CALL     SOLE                 X
MOSAIC CALL OPT 125.0000
  12202008                         CALL OPTION  61945A907      765       4,500  SH  CALL     SOLE                 X
NII HOLDINGS CALL OPT
  40.0000 01162010                 CALL OPTION  62913F901   10,350      11,250  SH  CALL     SOLE                 X
NII HOLDINGS CALL OPT
  40.0000 10182008                 CALL OPTION  62913F901      828       4,180  SH  CALL     SOLE                 X
NUCOR CORP CALL OPT
  50.0000 10182008                 CALL OPTION  670346905      630      12,600  SH  CALL     SOLE                 X
ORACLE CORP CALL OPT
  19.0000 10182008                 CALL OPTION  68389X905      580       4,000  SH  CALL     SOLE                 X
PETROLEO BRASILEIRO CALL
  OPT 40 10182008                  CALL OPTION  71654V908    2,800       5,000  SH  CALL     SOLE                 X
POTASH CORP CALL OPT
  175.0000 01172009                CALL OPTION  73755L907    5,578       5,750  SH  CALL     SOLE                 X
UNION PACIFIC CALL OPT
  55.0000 01172009                 CALL OPTION  907818908   15,803       8,612  SH  CALL     SOLE                 X
US STEEL CORP CALL OPT
  130.0000 01172009                CALL OPTION  912909908    1,692       9,400  SH  CALL     SOLE                 X
VULCAN MATERIALS CLL OPT
  100.0000 01172009                CALL OPTION  929160909    1,493      10,661  SH  CALL     SOLE                 X
VULCAN MATERIALS CLL OPT
  80.0000 01172009                 CALL OPTION  929160909    1,450       2,500  SH  CALL     SOLE                 X
WELLPOINT CALL OPT 40.00
  11222008                         CALL OPTION  94973V907      403         500  SH  CALL     SOLE                 X
CROWN HOLDINGS PUT OPT
  22.50 10182008                   PUT OPTION   228368956      369       1,500  SH   PUT     SOLE                 X
QUALCOMM PUT OPT 45.0000
  10182008                         PUT OPTION   747525953    1,617       5,500  SH   PUT     SOLE                 X
SPDR S&P RETAIL PUT OPT
  33.0000 10182008                 PUT OPTION   78464A954      600       2,000  SH   PUT     SOLE                 X
MIRANT CORP WRT @ 21.87
  1/3/11                           WARRANTS     60467R118      489     122,372  SH           SOLE                 X
SUN AMERICAN BANCORP WTS
  10.00 07212010                   WARRANTS     86664A111       13     650,050  SH           SOLE                 X